Functional Expense Areas (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cost of sales and direct operating (excluding depreciation)	$ 263	$ 261	$ 1,020	$ 1,063	$ 1,125
Sales, marketing and administration	170	155	643	651	735
Product development and maintenance	103	108	407	433	456
Total functional expenses	536	524	2,070	2,147	2,316
Scenario, Previously Reported
Cost of sales and direct operating (excluding depreciation)		437	1,706	1,712	1,791
Sales, marketing and administration		242	964	996	1,084
Product development and maintenance		100	366	380	414
Total functional expenses		779	3,036	3,088	3,289
Impact Of Discontinued Operations
Cost of sales and direct operating (excluding depreciation)		(190)	(738)	(713)	(732)
Sales, marketing and administration		(61)	(223)	(223)	(236)
Product development and maintenance		(4)	(5)	(5)	(5)
Total functional expenses		(255)	(966)	(941)	(973)
Scenario As Reclassified
Cost of sales and direct operating (excluding depreciation)		261	52	64	66
Sales, marketing and administration		155	(98)	(122)	(113)
Product development and maintenance		108	46	58	47
Total functional expenses		524
As Reported Adjusted For Discontinued Operations
Cost of sales and direct operating (excluding depreciation)		247
Sales, marketing and administration		181
Product development and maintenance		96
Total functional expenses		524
Change
Cost of sales and direct operating (excluding depreciation)		14
Sales, marketing and administration		(26)
Product development and maintenance		$ 12